INCOME TAXES (Tables)	12 Months Ended
Jan. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of income tax expense (benefit)	The income tax expense (benefit) consisted of the following for the fiscal year ended January 31, 2021 and 2020:
	January 31, 2021	January 31, 2020
Total current	$—	$—
Total deferred	—	—
	$—	$—

Schedule of statutory federal income tax provision

The following is a reconciliation of the expected statutory federal income tax provision to the actual income tax benefit for the fiscal year ended January 31, 2021(in thousands):

January 31, 2021
Federal statutory rate	$255
Permanent timing differences	(330)
Effect of change in US Tax rates for deferral items	—
Other	—
Change in valuation allowance	75
$—

Schedule of deferred tax asset

Significant components of the Company’s deferred tax assets and liabilities were as follows for the fiscal year ended January 31, 2021 and 2020:

	January 31, 2021	January 31, 2020
Deferred tax assets:
Net operating loss carryforwards	$939,000	$874,000
Total deferred tax assets	939,000	874,000

Deferred tax liabilities:
Depreciation	—	10,000
Deferred revenue	—	—
Total deferred tax liabilities	—	10,000

Net deferred tax assets:
Less valuation allowance	(939,000)	(864,000)
Net deferred tax assets (liabilities)	$—	$—